Investments - Ownership Percentages and Carrying Value Principal Equity Method Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Cumulative unrealized gains on equity securities	$ 19	$ 29
Cumulative unrealized losses on equity securities	18	18
Sales to equity method investees	$ 143	$ 155